Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2017 (CHF million)
Balance at beginning of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
Increase/(decrease)	(61)	(1,054)	(13)	337	0	(2,008)	(2,799)
Increase/(decrease) due to equity method investments	1	0	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	33	30	0	358	(121)	32	332
Total increase/(decrease)	(27)	(1,024)	(13)	695	(121)	(1,976)	(2,466)
Balance at end of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
2016 (CHF million)
Balance at beginning of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Increase/(decrease)	(6)	441	1	7	142	(1,043)	(458)
Increase/(decrease) due to equity method investments	(6)	0	0	0	0	0	(6)
Reclassification adjustments, included in net income/(loss)	(8)	79	0	387	(106)	0	352
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	475	475
Total increase/(decrease)	(20)	520	1	394	36	(568)	363
Balance at end of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
2015 (CHF million)
Balance at beginning of period	(31)	(11,478)	64	(4,010)	452	–	(15,003)
Increase/(decrease)	0	(1,142)	(3)	(1,031)	238	–	(1,938)
Increase/(decrease) due to equity method investments	(15)	(1)	0	0	0	–	(16)
Reclassification adjustments, included in net income/(loss)	31	6	(1)	369	(83)	–	322
Total increase/(decrease)	16	(1,137)	(4)	(662)	155	–	(1,632)
Balance at end of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Refer to "Note 27 – Tax" and "Note 30 – Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2017	2016	2015
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	30	79	6
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	444	513	472
Tax expense/(benefit)	(86)	(126)	(103)
Net of tax	358	387	369
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(153)	(134)	(110)
Tax expense/(benefit)	32	28	27
Net of tax	(121)	(106)	(83)
1
Includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 2017 and net releases of CHF 59 million on the sale of Credit Suisse (Gibraltar) Limited in 2016. In addition, it includes net releases of CHF 17 million on the liquidation of Credit Suisse Principal Investments Limited and AJP Cayman Ltd. in 2016. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 30 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2017		2016		2015
Common shares issued
Balance at beginning of period	2,089,897,378		1,957,379,244		1,607,168,947
Issuance of common shares	466,114,342		132,518,134		350,210,297
of which share-based compensation	0		30,000,000		0
Balance at end of period	2,556,011,720		2,089,897,378		1,957,379,244
Treasury shares
Balance at beginning of period	0		(5,910,224)		(7,666,658)
Sale of treasury shares	809,307,879		1,218,245,936		766,096,105
Repurchase of treasury shares	(857,049,873)		(1,224,501,214)		(808,768,832)
Share-based compensation	41,984,328		12,165,502		44,429,161
Balance at end of period	(5,757,666)		0		(5,910,224)
Common shares outstanding
Balance at end of period	2,550,254,054	[1]	2,089,897,378	[2]	1,951,469,020
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505,062,294 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 415,099,918 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2017 (CHF million)
Balance at beginning of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)
Increase/(decrease)	(61)	(1,009)	(13)	(40)	0	(1,716)	(2,839)
Reclassification adjustments, included in net income/(loss)	26	30	0	61	0	32	149
Total increase/(decrease)	(35)	(979)	(13)	21	0	(1,684)	(2,690)
Balance at end of period	(51)	(13,248)	48	(381)	2	(2,302)	(15,932)
2016 (CHF million)
Balance at beginning of period	6	(12,750)	60	(612)	2	–	(13,294)
Increase/(decrease)	(6)	409	1	131	0	(1,082)	(547)
Reclassification adjustments, included in net income/(loss)	(16)	72	0	79	0	0	135
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	464	464
Total increase/(decrease)	(22)	481	1	210	0	(618)	52
Balance at end of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)
2015 (CHF million)
Balance at beginning of period	(18)	(11,621)	64	(656)	16	–	(12,215)
Increase/(decrease)	0	(1,134)	(3)	(30)	(1)	–	(1,168)
Decrease due to equity method investments	0	(1)	0	0	0	–	(1)
Reclassification adjustments, included in net income/(loss)	24	6	(1)	74	(13)	–	90
Total increase/(decrease)	24	(1,129)	(4)	44	(14)	–	(1,079)
Balance at end of period	6	(12,750)	60	(612)	2	–	(13,294)
Refer to "Note 26 - Tax" and "Note 29 - Pension and other post-retirement benefits" for income tax expense/(benefit) on the movements of accumulated other comprehensive income/(loss).

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2017	2016	2015
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	30	72	6
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	68	123	98
Tax expense/(benefit)	(7)	(44)	(24)
Net of tax	61	79	74
1
Includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 2017 and CHF 59 million on the sale of Credit Suisse (Gibraltar) Limited in 2016. In addition, it includes net releases of CHF 17 million on the liquidation of Credit Suisse Principal Investments Limited and AJP Cayman Ltd. in 2016. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 29 – Pension and other post-retirement benefits" for further information.